Impairment of Loans Receivable - Schedule of Impairment of Loans Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Impairment of Loans Receivable [Abstract]
Impairment of loans receivable	$ 16,487